Leases - Future Minimum Lease Payments (Details) - Suezmax and Aframax Tankers $ in Thousands	Sep. 30, 2018 USD ($)
Year
Remaining 2018	$ 9,574
2019	37,954
2020	38,052
2021	37,943
2022	37,936
Thereafter	$ 283,836